LVIP Channing Small Cap Value Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.61%
Aerospace & Defense–1.95%
Hexcel Corp.	35,230	$2,178,271
		2,178,271
Banks–12.82%
Old National Bancorp	140,985	2,630,780
Pinnacle Financial Partners, Inc.	30,986	3,035,698
SouthState Corp.	33,130	3,219,573
Synovus Financial Corp.	60,418	2,686,789
Wintrust Financial Corp.	25,354	2,751,670
		14,324,510
Capital Markets–9.51%
Affiliated Managers Group, Inc.	16,580	2,947,924
Artisan Partners Asset Management, Inc. Class A	52,666	2,281,491
Evercore, Inc. Class A	9,285	2,352,262
Stifel Financial Corp.	32,342	3,036,914
		10,618,591
Chemicals–2.98%
Avient Corp.	66,051	3,323,686
		3,323,686
Commercial Services & Supplies–5.35%
Brink's Co.	29,077	3,362,464
MSA Safety, Inc.	14,714	2,609,381
		5,971,845
Diversified Consumer Services–1.47%
OneSpaWorld Holdings Ltd.	99,428	1,641,556
		1,641,556
Electric Utilities–2.50%
Portland General Electric Co.	58,364	2,795,636
		2,795,636
Electronic Equipment, Instruments & Components–7.89%
Advanced Energy Industries, Inc.	25,702	2,704,879
Belden, Inc.	23,956	2,805,966
Littelfuse, Inc.	12,455	3,303,689
		8,814,534
Entertainment–2.76%
†Madison Square Garden Entertainment Corp.	72,464	3,081,894
		3,081,894
Gas Utilities–2.52%
Southwest Gas Holdings, Inc.	38,227	2,819,624
		2,819,624
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–2.32%
†XPO, Inc.	24,062	$2,586,906
		2,586,906
Health Care Equipment & Supplies–6.11%
†Enovis Corp.	37,913	1,632,155
†Integer Holdings Corp.	22,209	2,887,170
†Merit Medical Systems, Inc.	23,311	2,303,826
		6,823,151
Hotels, Restaurants & Leisure–2.15%
Boyd Gaming Corp.	37,230	2,406,919
		2,406,919
Household Durables–1.66%
Installed Building Products, Inc.	7,520	1,851,950
		1,851,950
Industrial REITs–2.52%
STAG Industrial, Inc.	71,934	2,811,900
		2,811,900
Insurance–2.12%
Selective Insurance Group, Inc.	25,443	2,373,832
		2,373,832
Leisure Products–2.08%
Brunswick Corp.	27,684	2,320,473
		2,320,473
Machinery–4.14%
†Gates Industrial Corp. PLC	131,870	2,314,318
†SPX Technologies, Inc.	14,476	2,308,343
		4,622,661
Media–2.62%
Nexstar Media Group, Inc.	17,724	2,930,663
		2,930,663
Metals & Mining–2.62%
†ATI, Inc.	43,809	2,931,260
		2,931,260
Office REITs–2.81%
COPT Defense Properties	103,655	3,143,856
		3,143,856
Oil, Gas & Consumable Fuels–3.23%
Northern Oil & Gas, Inc.	47,260	1,673,476
SM Energy Co.	48,270	1,929,352
		3,602,828
LVIP Channing Small Cap Value Fund–1

LVIP Channing Small Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–1.80%
Louisiana-Pacific Corp.	18,731	$2,012,833
		2,012,833
Professional Services–2.14%
†Parsons Corp.	23,038	2,388,580
		2,388,580
Semiconductors & Semiconductor Equipment–3.83%
†FormFactor, Inc.	46,715	2,148,890
†Veeco Instruments, Inc.	64,409	2,133,870
		4,282,760
Specialty Retail–2.02%
†Asbury Automotive Group, Inc.	9,466	2,258,493
		2,258,493
Textiles, Apparel & Luxury Goods–1.02%
PVH Corp.	11,272	1,136,556
		1,136,556
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–2.67%
Herc Holdings, Inc.	18,676	$2,977,515
		2,977,515
Total Common Stock (Cost $83,182,596)		109,033,283

MONEY MARKET FUND–2.28%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	2,550,120	2,550,120
Total Money Market Fund (Cost $2,550,120)		2,550,120

TOTAL INVESTMENTS–99.89% (Cost $85,732,716)	111,583,403
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	120,618
NET ASSETS APPLICABLE TO 8,846,096 SHARES OUTSTANDING–100.00%	$111,704,021

†Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
LVIP Channing Small Cap Value Fund–2